Trade Receivables (Detail Textuals 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Cumulative allowance for credit losses	$ 8,948	$ 58,488	$ 21,210
Additional provision for allowance for credit losses	12,213	46,601
Net trade receivables due from former customer group	34,259	135,962	$ 92,595
Reversals	(1,541)	(1,185)
Large exposure customers | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Cumulative allowance for credit losses		43,943
Additional provision for allowance for credit losses		33,301
Net trade receivables due from former customer group		$ 100,008
Reversals	1,541
Increase in valuation allowance based on revision of expected future cash flows	$ 224